Business Combinations - Schedule of pro forma financial information (Details) - Neura Inc's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenue	$ 3,107	$ 971
Net loss	$ (33,920)	$ (25,265)